Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Statement [LineItems]
Net of income tax provision, reclassification to earnings of (gains) losses	$ 5	$ 5	$ 3	$ 15	$ 15
Net of income tax (provision) recovery, gains (losses) on derivatives designated as cash flow hedges	(106)	(156)	78	(536)	318
Net of income tax recovery, reclassification to earnings of losses on derivatives designated as cash flow hedges	(13)	(18)	(37)	(44)	(78)
Net of income tax (provision) recovery, unrealized gains on hedges of net foreign operations	(35)	38	16	(2)	34
Net of income tax (provision) recovery, gains (losses) on remeasurement of pension and other employee future benefit plans	83	1	(74)	138	(134)
Net of income tax (provision) recovery, gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(11)	36	(12)	(4)	(1)
Debt securities [member]
Statement [LineItems]
Net of income tax (provision) recovery, unrealized gains (losses) on fair value through OCI securities	$ (39)	$ (17)	$ (7)	$ (117)	$ 47